Fees Summary	Jul. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 147,980,000.00
Total Fee Amount	20,436.04
Total Offset Amount	0.00
Net Fee	$ 20,436.04
Offering Table N/A
Offset Table N/A	N/A